Summary of Significant Accounting Policies - Recently Adopted Accounting Pronouncements (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Jan. 01, 2021	Dec. 31, 2020	Sep. 30, 2020
Accounting Policies [Abstract]
Operating lease right-of-use assets	$ 22,080	$ 22,800	$ 0
Present value of lease liabilities		$ 29,600		$ 28,659
Deferred rent, net of current portion, derecognized			2,200
Lease incentives, derecognized			$ 4,600